1. ORGANIZATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Share-based compensation expenses
	Fiscal Years Ended
	March 31, 2017	March 31, 2016
Vesting of Stock Options and Restricted Stock Units	$2,186,309	$202,844
Total Stock-Based Compensation Expense	$2,186,309	$202,844

Weighted average number of common shares outstanding – basic and diluted	7,764,237	7,393,695

Basic and diluted loss per common share	$(0.28)	$(0.03)